Document And Entity Information	12 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Amendment Description	AMENDMENT NO. 1
Document Type	S-3/A
Entity Registrant Name	ReposiTrak, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	37-1454128
Entity Address, Address Line One	5282 South Commerce Drive, Suite D292
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84107
City Area Code	435
Local Phone Number	645-2000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000050471
Amendment Flag	true